UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2004

If amended report check here:      | | Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding
                                       entries.

 Brahman Capital Corp.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

 350 Madison Avenue, 22nd Floor     New York      NY        10017
--------------------------------------------------------------------------------
Business Address      (Street)      (City)      (State)     (Zip)


13F File Number: 28-4455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

William D'Eredita           Chief Financial Officer          (212) 681-9797
--------------------------------------------------------------------------------
Name                               (Title)                      (Phone)


                                          /s/ WILLIAM D'EREDITA
                                      ------------------------------------------
                                                  (Signature)

                                           New York, NY  August 13, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[x] 13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:  $1,161,463,725.00


..
List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. NONE
   ------------- ---------------------     ------------- ---------------------
2.
   ------------- ---------------------     ------------- ---------------------
3.
   ------------- ---------------------     ------------- ---------------------
4.
   ------------- ---------------------     ------------- ---------------------
5.
   ------------- ---------------------     ------------- ---------------------

    Item 1                                    Item 2              Item 3                         Item 4               Item 5

                                                                                                                     Shares or
                                             Title               CUSIP                       Fair Market             Principal
Name of Issuer                              of Class             Number                         Value                Amount
------------------------------------------------------------------------------------------------------------------------------------

ARCH WIRELESS INC.                           COMMON            039392-70-9                     26,154,760.00           918,033
BISYS GROUP INC                              COMMON            055472-10-4                      4,288,300.00           305,000
CAREMARK RX INC.                             COMMON            141705-10-3                     28,555,686.00           866,900
COMCAST CORP                                 COMMON            20030N-10-1                     21,118,171.00           764,874
COMCAST CORP                                 COMMON            20030N-90-1                      1,350,675.00            20,010 (C)
DUN& BRADSTREET                              COMMON            26483E-10-0                    119,806,619.00         2,222,345
E FUNDS CORP                                 COMMON            28224R-10-1                     48,315,750.00         2,760,900
FIRST DATA CORP                              COMMON            319963-10-4                    120,543,109.00         2,707,617
FIRST DATA CORP                              COMMON            319963-90-4                     21,510,000.00            14,340 (C)
FAIR ISAAC & CO.                             COMMON            303250-10-4                    106,510,573.00         3,190,850
FOOT LOCKER INC                              COMMON            344849-10-4                     28,721,200.00         1,180,000
FREDDIE MAC                                  COMMON            313400-90-1                     51,633,350.00            36,490 (C)
FIND SVP INC.                                COMMON            317718-30-2                        937,500.00           375,000
GAYLORD ENTERTAINMENT CO.                    COMMON            367905-10-6                     35,624,511.00         1,134,900
HIGHLANDS HOSPITALITY                        COMMON            430141-10-1                        766,815.00            76,300
HOSPIRA INC                                  COMMON            441060-10-0                     14,227,800.00           515,500
INT'L GAMING TECHNOLOGY                      COMMON            459902-10-2                      5,790,000.00           150,000
INT'L GAMING TECHNOLOGY                      COMMON            459902-90-2                      2,990,925.00             7,385 (C)
IRON MOUNTAIN                                COMMON            462846-10-6                     70,527,164.00         1,461,400
INVESTMENT TECH GROUP                        COMMON            46145F-10-5                     12,790,000.00         1,000,000
I SHARES RUSSELL 2000                        COMMON            464287-95-5                      2,850,000.00            20,000 (P)
I SHARES RUSSELL 2000                        COMMON            464287-95-5                        365,750.00            20,900 (P)
JP MORGAN CHASE                              COMMON            46625H-10-0                     55,441,100.00         1,430,000
JP MORGAN CHASE                              COMMON            46625H-90-0                      8,098,100.00            17,230 (C)
MATTEL INC                                   COMMON            577081-95-2                        450,000.00            15,000 (P)
METROCALL HOLDINGS                           COMMON            59164X-10-5                     16,582,500.00           247,500
PENN NATIONAL GAMING                         COMMON            707569-10-9                     18,582,040.00           559,700
PRECISION CASTPARTS CORP.                    COMMON            740189-10-5                     83,446,002.00         1,525,800
RH DONNELLY CORP                             COMMON            74955W-30-7                     65,532,799.00         1,498,235
ROTECH HEALTHCARE                            COMMON            778669-10-1                     42,561,400.00         1,737,200
SAXON CAPITAL INC                            COMMON            80556P-30-2                      6,017,988.00           263,600
SELECT MEDICAL CORP                          COMMON            816196-10-9                     42,809,800.00         3,190,000
TXU CORP.                                    COMMON            873168-10-8                     78,743,338.00         1,943,800
TXU CORP.                                    COMMON            873168-90-8                     17,820,000.00            11,000 (C)


                                                                                     ------------------------
                                                                                            1,161,463,725.00
                                                                                     ========================


Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at June 30, 2004 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.


Item 1                               Item 6                Item 7               Item 8
                         -------------------------------  -------   -----------------------------------


                        a) Sole  b) Shared    c) Shared- Managers   a) Sole   b) Shared      c) Shared-
                                   As Defined    Other   See Instr.              As Defined     Other
 Name of Issuer                    in Instr. V               V                   in Instr. V
-------------------------------------------------------------------------------------------------------

ARCH WIRELESS INC.           x                               1          x
BISYS GROUP INC              x                               1          x
CAREMARK RX INC.             x                               1          x
COMCAST CORP                 x                               1          x
COMCAST CORP                 x                               1          x
DUN& BRADSTREET              x                               1          x
E FUNDS CORP                 x                               1          x
FIRST DATA CORP              x                               1          x
FIRST DATA CORP              x                               1          x
FAIR ISAAC & CO.             x                               1          x
FOOT LOCKER INC              x                               1          x
FREDDIE MAC                  x                               1          x
FIND SVP INC.                x                               1          x
GAYLORD ENTERTAINMENT CO.    x                               1          x
HIGHLANDS HOSPITALITY        x                               1          x
HOSPIRA INC                  x                               1          x
INT'L GAMING TECHNOLOGY      x                               1          x
INT'L GAMING TECHNOLOGY      x                               1          x
IRON MOUNTAIN                x                               1          x
INVESTMENT TECH GROUP        x                               1          x
I SHARES RUSSELL 2000        x                               1          x
I SHARES RUSSELL 2000        x                               1          x
JP MORGAN CHASE              x                               1          x
JP MORGAN CHASE              x                               1          x
MATTEL INC                   x                               1          x
METROCALL HOLDINGS           x                               1          x
PENN NATIONAL GAMING         x                               1          x
PRECISION CASTPARTS CORP.    x                               1          x
RH DONNELLY CORP             x                               1          x
ROTECH HEALTHCARE            x                               1          x
SAXON CAPITAL INC            x                               1          x
SELECT MEDICAL CORP          x                               1          x
TXU CORP.                    x                               1          x
TXU CORP.                    x                               1          x




Note: The above schedule sets forth only the Section 13(f) securities under management by Brahman Capital at June 30, 2004 and required to be reported on Form 13F. The limited comments of Forms 13F cannot be used as a basis of determining actual or prospective investment performance and any attempt to use such information may be materially misleading.